Debt - Schedule of Future Principal Payments Under Loan (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
2023	$ 4,000
2024	6,000
2025	5,000
Total future principal payments	15,000
Less unamortized debt discount	(1,344)
Total balance as depicted on the balance sheet	$ 13,656
Current portion of debt		$ 9,000